General_Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset securitization vehicle
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	₩ 970,628,000,000	₩ 5,561,394,000,000
Investment assets	648,700,000,000	5,128,616,000,000
Credit facilities and others	321,928,000,000	432,778,000,000
Loss recognized on unconsolidated structured entities	₩ 0	₩ 0
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as 'asset securitization vehicles' are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and the structured entities recognize related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group's financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.	Unconsolidated structured entities classified as 'asset securitization vehicles' are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and the structured entities recognize related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group's financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Asset securitization vehicle | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 3,900,254,000,000	₩ 8,230,254,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	648,700,000,000	5,128,616,000,000
Asset securitization vehicle | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	374,231,000,000	324,414,000,000
Asset securitization vehicle | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	163,808,000,000	2,006,230,000,000
Asset securitization vehicle | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	109,008,000,000	2,796,695,000,000
Asset securitization vehicle | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization vehicle | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,653,000,000	1,277,000,000
Asset securitization vehicle | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	130,000,000	184,000,000
Asset securitization vehicle | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization vehicle | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	130,000,000	184,000,000
Structured finance
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	5,366,037,000,000	3,532,539,000,000
Investment assets	4,291,535,000,000	2,982,217,000,000
Credit facilities and others	1,074,502,000,000	550,322,000,000
Loss recognized on unconsolidated structured entities	₩ 6,079,000,000	₩ 4,660,000,000
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as 'structured financing' include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals. 'Structured financing' is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group's intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.	Unconsolidated structured entities classified as 'structured financing' include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals. 'Structured financing' is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group's intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Structured finance | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 69,010,369,000,000	₩ 62,879,421,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,291,535,000,000	2,982,217,000,000
Structured finance | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	167,271,000,000	28,834,000,000
Structured finance | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	41,378,000,000	42,305,000,000
Structured finance | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,072,321,000,000	2,897,620,000,000
Structured finance | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,958,000,000	7,475,000,000
Structured finance | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,607,000,000	5,983,000,000
Structured finance | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	963,000,000	1,291,000,000
Structured finance | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	15,000,000
Structured finance | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	963,000,000	1,276,000,000
Investment Funds
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	3,438,924,000,000	1,457,398,000,000
Investment assets	3,350,605,000,000	1,411,639,000,000
Credit facilities and others	88,319,000,000	45,759,000,000
Loss recognized on unconsolidated structured entities	₩ 25,454,000,000	₩ 34,312,000,000
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as 'investment funds' include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor and may be exposed to losses due to reduction in investment value.	Unconsolidated structured entities classified as 'investment funds' include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor and may be exposed to losses due to reduction in investment value.
Investment Funds | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 44,629,638,000,000	₩ 18,265,273,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,350,605,000,000	1,411,639,000,000
Investment Funds | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,922,716,000,000	1,109,621,000,000
Investment Funds | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	39,955,000,000	120,072,000,000
Investment Funds | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	387,902,000,000	181,946,000,000
Investment Funds | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	32,000,000	0
Investment Funds | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	65,722,000,000	77,117,000,000
Investment assets	22,402,000,000	57,928,000,000
Credit facilities and others	43,320,000,000	19,189,000,000
Loss recognized on unconsolidated structured entities	₩ 2,363,000,000	₩ 5,218,000,000
Disclosure of information about interests in structured entity	'Real estate trust' is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.	'Real estate trust' is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.
Real estate trust | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 76,772,000,000	₩ 152,257,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	22,402,000,000	57,928,000,000
Real estate trust | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	655,000,000
Real estate trust | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	22,402,000,000	57,273,000,000
Real estate trust | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	400,000,000	2,808,000,000
Real estate trust | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 400,000,000	₩ 2,808,000,000